Long-term debt	12 Months Ended
Dec. 31, 2010
Long-term debt
Long-term debt

14.  Long-term debt

	December 31,
(Millions of dollars)	2010	2009	2008
Machinery and Power Systems:
Notes—6.550% due 2011	$—	$251	$250
Notes—5.700% due 2016	512	515	517
Debentures—9.375% due 2011	—	123	123
Debentures—7.000% due 2013	350	350	350
Debentures—7.900% due 2018	899	899	898
Debentures—9.375% due 2021	120	120	120
Debentures—8.000% due 2023	82	82	82
Debentures—6.625% due 2028	299	299	299
Debentures—7.300% due 2031	349	349	349
Debentures—5.300% due 2035 (1)	205	204	203
Debentures—6.050% due 2036	748	748	748
Debentures—8.250% due 2038	248	248	248
Debentures—6.950% due 2042	249	249	249
Debentures—7.375% due 2097	297	297	297
Capital lease obligations	81	211	293
Other	66	707	710
Total Machinery and Power Systems	4,505	5,652	5,736
Financial Products:
Commercial paper	—	71	1,500
Medium-term notes	14,993	15,363	15,073
Other	939	761	525
Total Financial Products	15,932	16,195	17,098
Total long-term debt due after one year	$20,437	$21,847	$22,834

(1)  Debentures due in 2035 have a face value of $307 million and an effective yield to maturity of 8.55%.

All outstanding notes and debentures are unsecured.

On December 3, 2008, Caterpillar issued $350 million of 7.00% debentures due in 2013, $900 million of 7.90% debentures due in 2018 and $250 million of 8.25% debentures due in 2038.

We may redeem the 6.55% and 5.70% notes and the 6.625%, 7.30%, 5.30%, 6.05%, 6.95% and 7.375% debentures in whole or in part at our option at any time at a redemption price equal to the greater of 100% of the principal amount of the debentures to be redeemed or the sum of the present value of the remaining scheduled payments. The terms of other notes and debentures do not specify a redemption option prior to maturity.

Based on Cat Financial’s medium-term note issuances subsequent to year-end, $71 million and $1,500 million of Financial Products’ commercial paper outstanding at December 31, 2009 and 2008, respectively, was classified as long-term debt due after one year. Medium-term notes are offered by prospectus and are issued through agents at fixed and floating rates. These notes have a weighted average interest rate of 4.6% with remaining maturities up to 18 years at December 31, 2010.

The aggregate amounts of maturities of long-term debt during each of the years 2011 through 2015, including amounts due within one year and classified as current, are:

	December 31,
(Millions of dollars)	2011	2012	2013	2014	2015
Machinery and Power Systems	$495	$81	$366	$8	$5
Financial Products	3,430	4,825	4,243	2,015	887
	$3,925	$4,906	$4,609	$2,023	$892

The above table includes $684 million of medium-term notes that can be called at par.

Interest paid on short-term and long-term borrowings for 2010, 2009 and 2008 was $1,247 million, $1,411 million and $1,451 million, respectively.

Please refer to Note 17 and Table III for fair value information on long-term debt.